16. Trade Payables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade payables [line items]
Trade payables	$ 6,859	$ 5,601
Related parties [member]
Disclosure of trade payables [line items]
Trade payables	428	996
Third Parties In Brazil [member]
Disclosure of trade payables [line items]
Trade payables	2,828	2,560
Third Parties Abroad [member]
Disclosure of trade payables [line items]
Trade payables	$ 3,603	$ 2,045